Other income, net (Tables)	12 Months Ended
Dec. 31, 2014
Other income, net [Abstract]
Other Income, Net
	Years Ended December 31,
	2012	2013	2014
Government grant and other subsidies	$1,725	$3,972	$7,154
Others, net	(106)	(91)	2,209
Other income, net	$1,619	$3,881	$9,363